Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Provisions

	Restructuring	Warranty	Onerous	Contingent
Balance	provision	provision	contracts	consideration	Total
At January 1, 2024	$422	$14,997	$6,300	$78	$21,797
Provisions made during year	14,706	6,364	3,855	—	24,925
Provisions used/paid during year	(6,849)	(4,369)	—	(100)	(11,318)
Provisions reversed/expired during year	—	(4,182)	(713)	—	(4,895)
Effect of movements in exchange rates	(226)	84	18	22	(102)
At December 31, 2024	8,053	12,894	9,460	—	30,407
Provisions made during year	18,844	6,758	—	—	25,602
Provisions used/paid during year	(20,820)	(4,428)	—	—	(25,248)
Provisions reversed/expired during year	(727)	(1,620)	(8,550)	—	(10,897)
Effect of movements in exchange rates	540	(37)	19	—	522
At December 31, 2025	$5,890	$13,567	$929	$—	$20,386